Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flows From Operating Activities:
Net income (loss)	$ (19,775,602)	$ 593,905
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Income earned on Investments held in Trust Account	(3,788,143)	(1,812,882)
Change in fair value of over-allotment liability		(19,432)
Derivative asset/liabilities	18,483,096
Prepaid expenses	130,090	(215,628)
Other assets	35,870	(35,870)
Accrued formation and offering costs	(5,000)
Income tax payable	566,664	339,899
Accounts payable and accrued expenses	1,691,932	424,906
Net Cash Used In Operating Activities	(2,661,093)	(725,102)
Cash Flows From Investing Activities:
Cash withdrawn for taxes	1,523,258
Cash withdrawn for redemptions of Class Common Stock	89,038,494
Cash deposited into Trust Account	(1,985,000)	(125,970,000)
Net Cash Provided By (Used In) Investing Activities	88,576,752	(125,970,000)
Cash Flows From Financing Activities:
Proceeds from convertible note – Sponsor	1,172,159
Proceeds from convertible note	905,000
Advances from Related Party	332,500
Advances from Target	187,500
Payments for redemption of Class A Common Stock	(89,038,494)
Sale of Units in the Initial Public Offering, net of underwriting discount		123,500,000
Proceeds from sale of Private Placement Warrants		5,405,000
Payment of underwriter fees		(1,235,000)
Payment of offering costs		(429,243)
Net Cash (Used In) Provided By Financing Activities	(86,441,335)	127,240,757
Net change in cash	(525,676)	545,655
Cash at beginning of period	545,655
Cash at end of period	19,979	545,655
Supplemental disclosure
Cash paid for income taxes	1,012,944
Supplemental disclosure of non-cash financing activities:
Deferred offering costs included in accrued offering costs		25,000
Deferred offering costs included in related party payable		939
Deferred underwriters’ compensation charged to temporary equity in connection with the Public Offering		4,322,500
Class A redeemable Common Stock measurement adjustment at Initial Public Offering		12,942,102
Fair value of representative shares		776,815
Fair value of over-allotment option		19,432
Excise tax on redemption of Class A Common Stock	890,385
Class A Common Stock Redeemable Current Period Remeasurement Adjustment	3,972,489	1,272,983
Reclassification of redeemed Class A ordinary shares	$ 17,834,235